Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool	$ 2,400.0	$ 2,400.0
Non-capital losses	1,700.0	1,800.0
Realized and unrealized net capital losses	837.7	837.4
Tax benefit arising from federal scientific research and development	61.3
Deferred tax assets	$ 273.3	$ 210.8